Institutional [Member] Investment Objectives and Goals - Institutional - BlackRock GA Disciplined Volatility Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock GA Disciplined Volatility Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) is to seek to provide risk-adjusted total return.